Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

12/31/2021
Deferred tax asset (liability)
Net operating loss carryforward	$30,226
Startup/Organization Expenses	397,294
Unrealized gain/loss	(4,500)

Total deferred tax assets	423,020
Valuation Allowance	(423,020)

Deferred tax asset (liability), net of allowance	$(0)

Federal Income Tax Note

12/31/2021
Federal
Current expense/(benefit)	$—
Deferred expense/(benefit)	(423,020)
State and Local
Current	—
Deferred	—
Change in valuation allowance	423,020

Income tax provision expense/ (benefit)	$—

Schedule of Effective Income Tax Rate Reconciliation

12/31/2021
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Deferred tax liability change in rate	0.00%
Transaction costs warrants	-0.05%
Change in FV warrants	-4.80%
Meals & entertainment	0.00%
Valuation allowance	- 16.15%

Income tax provision expense/(benefit)	0.00%